Note 27 - Loans and Borrowings (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 23, 2017
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities	$ 6,000	$ 6,000		$ 3,000
Borrowings, interest rate	6.00%				7.25%
Payments for debt issue costs	$ 60	$ 60		$ 73